Restricted net assets (Tables)	12 Months Ended
Dec. 31, 2014
Restricted net assets [Abstract]
Schedule of Condensed Balance Sheets

Condensed financial information of Parent Company

BALANCE SHEETS

As of December 31, 2013 and 2014

(U.S. dollars in thousands, except share data and per share data, unless otherwise noted)

	As of December 31,
	2013	2014

ASSETS
Current assets:
Cash and cash equivalents	40,835	42,959
Term deposits	152,190	281,513
Short-term investments	—	8,889
Prepayments and other current assets	456	2,530
Total current assets	193,481	335,891
Non-current assets:
Receivable from subsidiaries	—	23,000
Investments in subsidiaries and VIEs	27,031	149,070
Total non-current assets	27,031	172,070
Total assets	220,512	507,961
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	229	644
Total current liabilities	229	644
Total liabilities	229	644
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) and 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2	2
Additional paid-in capital	359,276	624,381
Accumulated deficit	(138,419)	(115,775)
Accumulated other comprehensive loss	(576)	(1,291)
Total shareholders' equity	220,283	507,317
Total liabilities and shareholders' equity	220,512	507,961

Schedule of Condensed Statements of Comprehensive Income/Loss

Condensed financial information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

For the Years Ended December 31, 2012, 2013 and 2014

(U.S. dollars in thousands, unless otherwise noted)

	For the Year Ended December 31,
	2012	2013	2014

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating (income)/expenses:
Sales and marketing expenses	—	—	—
Research and development expenses	—	—	—
General and administrative expenses	553	1,151	2,856
Share of (income)/loss of subsidiaries and VIEs	29,914	(19,790)	(19,539)
Total operating (income)/expenses	30,467	(18,639)	(16,683)
Income/(loss) from operations	(30,467)	18,639	16,683
Other income/(expenses):
Interest income	66	517	8,390
Foreign currency exchange gain/(loss), net	—	401	(2,429)
Income/(loss) before tax	(30,401)	19,557	22,644
Income tax benefits/(expenses)	—	—	—
Net income/(loss)	(30,401)	19,557	22,644
Accretions to preference shareholders redemption values	(10,233)	(9,134)	—
Income attributable to preference shareholders	—	(1,230)	—
Net income/(loss) attributable to ordinary shareholders	(40,634)	9,193	22,644
Net income/(loss)	(30,401)	19,557	22,644
Foreign currency translation adjustment, net of nil tax	(48)	(570)	396
Unrealized loss on available-for-sale securities	—	—	(1,111)
Comprehensive income/(loss)	(30,449)	18,987	21,929

Schedule of Condensed Statements of Cash Flows

Condensed financial information of Parent Company

STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2012, 2013 and 2014

(U.S. dollars in thousands, unless otherwise noted)

	For the Year Ended December 31,
	2012	2013	2014

Cash flows from operating activities	(25,790)	(56)	(16,861)
Cash flows from investing activities	—	(173,415)	(239,591)
Cash flows from financing activities	253	213,343	258,576
Effects of exchange rate changes on cash and cash equivalents	—	—	—
Net increase/(decrease) in cash and cash equivalents	(25,537)	39,872	2,124
Cash and cash equivalents at the beginning of the year	26,500	963	40,835
Cash and cash equivalents at the end of the year	963	40,835	42,959
Non-cash supplemental financing activities
Accretions to preference shareholders redemption values	10,233	9,134	—